UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act number       811-21447
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      Sit Florida Tax-Free Income Fund, a series of Sit Mutual Funds Trust
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               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
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               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                        Kelly K . Boston, Staff Attorney
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            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
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                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

Registrant's telephone number, including area code: 612-332-3223

Date of fiscal year end: March 31, 2004
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Date of reporting period: July 1, 2003 - June 30, 2004
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PROXY VOTE SUMMARY REPORT FROM 07/01/03 TO 06/30/04

SIT FLORIDA TAX-FREE INCOME FUND

Meeting        Issuer / Symbol                                                       CUSIP /       Mgmt.   Fund Vote
Date           Ballot Issues                                                         Proponent     Rec.    Cast
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No shareholder meetings. No matters on which the Fund could vote.

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sit Florida Tax-Free Income Fund, a series of Sit Mutual Funds
Trust

By (Signature and Title)*/s/ Paul E. Rasmussen, Vice President
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Date August 31, 2004
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* Print the name and title of each signing officer under his or her signature.